DIRECT COSTS	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
DIRECT COSTS
DIRECT COSTS
Direct costs include all attributable expenses except interest, depreciation and amortization, taxes and fair value changes and primarily relate to cost of sales and compensation. The following table lists direct costs for 2018 and 2017 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017
Cost of sales	$37,506	$26,461
Compensation	3,954	2,795
Selling, general and administrative expenses	1,765	1,339
Property taxes, sales taxes and other	2,294	1,793
	$45,519	$32,388